Stockholders' Equity (Deficit) (Details Narrative)						3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 01, 2019	Jun. 01, 2019	Mar. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Sep. 24, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 19, 2019 shares	May 17, 2019 shares	Mar. 21, 2019 $ / shares shares	Jan. 11, 2019 shares	Jan. 04, 2019 shares
Classes of stock, shares authorized						100,001,000						100,001,000		100,001,000
Common stock, shares authorized						100,000,000						100,000,000		100,000,000	25,000,000		125,000,000,000	125,000,000,000		125,000,000,000
Common stock, par value | $ / shares						$ 0.01						$ 0.01		$ 0.01	$ 0.01			$ 0.01
Common stock, shares issued						13,486,040						13,486,040		11,689,078	3,372,103
Common stock, shares outstanding						13,312,314						13,312,314		11,689,078	3,372,103
Common stock to be issued, shares						173,726						173,726		461,553
Preferred stock, shares authorized						1,000						1,000		1,000	1,000
Preferred stock, par value | $ / shares						$ 0.01						$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued						1,000						1,000		1,000
Preferred stock, shares outstanding						1,000						1,000		1,000
Proceeds from sale of common stock | $												$ 347,000	$ 110,000	$ 193,000	$ 81,000
Private placement, finder fees | $														9,000
Issuance of common stock for services | $							$ 15,500				$ 575,000			575,000
Share-based compensation arrangement by share-based payment award, award vesting rights description	The common stock will vest 25% on the six month, 1 year, 2 year, and 3 year anniversaries of the grant date.
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	25.00%
Issuance of common stock for conversion of related party debts and strategic consultants | $										$ 148,310	$ 1,652,746			$ 1,801,057
Common stock, capital shares reserved for future issuance						34,209,383						34,209,383				1,258,064
Treasury stock, common, shares						7,202						7,202		7,202
Revenue | $						$ 7,556,507						$ 22,688,086		$ 2,500,000
Exercise price of warrants | $ / shares						$ 0.25						$ 0.25
Stock-based compensation | $												$ 16,316,344	$ 1,310,449	$ 3,819,610
Conversion percentage													0.75	0.75
Series A Preferred Stock [Member]
Preferred stock, shares authorized														1,000
Prior Liabilities - Settlement Reserve [Member]
Common stock, capital shares reserved for future issuance			1,967,960	1,967,960		315,949			1,967,960	1,967,960		315,949	1,967,960	1,225,949
Continuing Operations Share Reserve [Member]
Common stock, capital shares reserved for future issuance						185,063						185,063		185,063
Officer's And Director - Conversion Share Reserve [Member]
Common stock, capital shares reserved for future issuance			532,040	532,040					532,040	532,040			532,040
Conversion percentage			0.75	0.75
Settlement and New Funding Share Reserves [Member]
Common stock, capital shares reserved for future issuance						3,000,000						3,000,000		3,000,000
Settlement and New Funding Share Reserves [Member] | Settlement Reserve [Member]
Common stock, capital shares reserved for future issuance			1,967,960						1,967,960				1,967,960	1,967,960
Settlement and New Funding Share Reserves [Member] | Funding Reserve [Member]
Common stock, capital shares reserved for future issuance						500,000						500,000		500,000
Settlement and New Funding Share Reserves [Member] | Prior Liabilities - Settlement Reserve [Member]
Common stock, capital shares reserved for future issuance						315,949						315,949		1,225,949
Settlement and New Funding Share Reserves [Member] | Continuing Operations Share Reserve [Member]
Common stock, capital shares reserved for future issuance						185,063						185,063		185,063
2014 under an Equity Line of Credit [Member]
Treasury stock, common, shares						8,000						8,000		8,000
Strategic Vendors [Member]
Issuance of common stock for conversion of related party debts and strategic consultants | $													$ 114,800
Issuance of common stock for conversion of related party debts and strategic consultants, shares													260,200
Notes Payable and Accrued Interest [Member]
Issuance of common stock for conversion of related party debts and strategic consultants | $													$ 702,105
Issuance of common stock for conversion of related party debts and strategic consultants, shares													1,404,210
Notes Payable and Accrued Interest One [Member]
Issuance of common stock for conversion of related party debts and strategic consultants | $													$ 126,364
Issuance of common stock for conversion of related party debts and strategic consultants, shares													252,728
Three Officers [Member]
Issuance of common stock for services, shares													1,150,000
Share issued price per share | $ / shares			$ 0.50						$ 0.50				$ 0.50
Issuance of common stock for services | $													$ 575,000
Mr. Cutchens [Member]
Number of shares issued on restricted shares, shares												231,635
Share-based compensation arrangement by share-based payment award, award vesting rights description												The restricted shares of common stock vest 25% on the six-month, 1 year, 2 year, and 3 year anniversaries of the Grant Date.
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		25.00%										25.00%
Stock-based compensation expense related to award vested | $												$ 113,815
Mr. Bhatnagar [Member]
Issuance of common stock to accredited investors in private placements												2,620,899		2,620,899
Stock-based compensation expense related to award vested | $												$ 1,310,449
Common stock, capital shares reserved for future issuance														32,400,000
Exercise price of warrants | $ / shares						$ 0.50						$ 0.50		$ 0.50
Class of warrant number of securities called by warrants						32,405,058						32,405,058		4,985,394
Settlement and new funding share reserves, description												The Company agreed to reserve a total of 3,000,000 shares of its common stock of which 532,040 shares of common stock were reserved for and issued concurrently for the conversion of 75% of outstanding accounts payables to officers' and a director (discussed below), 1,967,960 shares of common stock were reserved to reduce liabilities outstanding December 31, 2018 ("Settlement Reserve"), and 500,000 shares of common stock were reserved to fund continuing operations ("Funding Reserve"). At March 31, 2020, 315,949 shares of common stock remained available from the initial Settlement Reserve to settle prior liabilities and 185,063, shares of common stock remained available from the Funding Reserve to fund continuing operations.
Mr. Bhatnagar [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued																			1,000
Mr. Bhatnagar [Member] | Final Adjustment for Liabilities Eliminated by Settlement Reserve [Member]
Exercise price of warrants | $ / shares						$ 0.25						$ 0.25		$ 0.25
Mr. Bhatnagar [Member] | Warrant Agreement - Earned Warrants [Member]
Purchase price of common stock, percent												4.00%		4.00%
Revenue | $												$ 1,000,000		$ 1,000,000
Exercise price of warrants | $ / shares						$ 0.50						$ 0.50
Warrants exceed percentage of fully diluted common stock												80.00%		80.00%
Stock-based compensation | $												$ 16,202,529		$ 2,492,697
Mr. Bhatnagar [Member] | Warrant Agreement - Accelerated Warrants [Member]
Issuance of common stock to accredited investors in private placements												37,390,452
Revenue | $												$ 22,688,086		$ 2,500,000
Warrants exceed percentage of fully diluted common stock												80.00%		80.00%
Acquire maximum percentage of outstanding fully diluted common stock, upon certain condition description												Mr. Bhatnagar, the Company's President and Chief Executive Officer, shall immediately receive the remaining amount of warrants necessary to acquire up to 80% of the outstanding fully diluted common stock of the Company ("Accelerated Warrants") when either of the following occur: a) the Company completes a stock or asset purchase of Scepter Commodities, LLC; or b) the Company completes a stock or asset purchase of any other entity, either of which, in the aggregate, together with prior revenue increases achieved by the Company, results in the consolidated revenues of the Company being not less than $15,000,000; or c) the Company grows a similar business organically within mPhase to include contracts generating revenues in excess of $15,000,000; or d) the Company meets the listing requirements of either the NYSE or NASDAQ
Officers [Member]
Issuance of common stock to accredited investors in private placements													1,150,000	1,150,000
Share issued price per share | $ / shares			$ 0.50						$ 0.50				$ 0.50
Issuance of common stock for conversion of related party debts and strategic consultants | $												$ 62,000	$ 671,787
Issuance of common stock for conversion of related party debts and strategic consultants, shares													1,609,594
Director [Member]
Issuance of common stock for conversion of related party debts and strategic consultants | $													$ 186,000
Issuance of common stock for conversion of related party debts and strategic consultants, shares													372,000
Common Stock [Member]
Common stock to be issued, shares														329,553
Issuance of common stock to accredited investors in private placements						739,577	10,000	380,000	320,000	80,000	40,000	11,003		640,000	360,000
Issuance of common stock for services, shares					1,150,000		62,000				1,150,000			1,150,000
Share issued price per share | $ / shares					$ 0.50
Issuance of common stock for services | $					$ 575,000		$ 620				$ 11,500			$ 11,500
Number of shares issued on restricted shares, shares							57,909
Issuance of common stock for conversion of related party debts and strategic consultants | $								$ 2,947		$ 5,932	$ 33,055			$ 38,987
Issuance of common stock for conversion of related party debts and strategic consultants, shares								294,654		593,240	3,305,492			3,898,733
Private Placement [Member]
Common stock to be issued, shares														132,000
Proceeds from sale of common stock | $												$ 347,000	$ 110,000	$ 193,000	$ 81,000
Issuance of common stock to accredited investors in private placements												997,577	440,000
Private placement, finder fees | $												$ 11,250
Private Placement [Member] | Continuing Operations Share Reserve [Member]
Common stock, capital shares reserved for future issuance						500,000						500,000		500,000
Exercise price of warrants | $ / shares						$ 0.25						$ 0.25		$ 0.25
Private Placement [Member] | Common Stock [Member]
Issuance of common stock to accredited investors in private placements												132,000